INCOME TAX:	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAX:
NOTE 10 - INCOME TAX:

The Company is taxed under Israel and the United States of America tax laws:

a.	Tax rates:

1)	Income from Israel was taxed at the corporate tax rate of 26.5% in 2014, 26.5% in 2015, and 25% in 2016. Capital gains are subject to capital gain tax, which equals to 25%.

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No. 216) was published, enacting a reduction of corporate tax rate in 2016 and thereafter, from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, introducing a gradual reduction in corporate tax rate from 25% to 23%. However, the law also included a temporary provision setting the corporate tax rate in 2017 at 24%. As a result, the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.

2)
Income of the subsidiary is taxed according to the federal tax laws in the US and the relevant state laws. The relevant federal tax rates for 2016, 2015 and 2014 were 35%, 30% and 15%, respectively. The relevant state tax rate for 2016 and 2015 was 9% whereas the state tax rate for 2014 was 7.5%.

b.	Tax assessments

Foamix has tax assessments that are considered to be final through tax year 2012.

c.	Tax benefits under the Law for Encouragement of Industry (Taxation), 1969

The Company believes that it currently qualifies as an "Industrial Company" under the above law. As such it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering.

The Company utilizes this tax benefit.

d.	Losses for tax purposes carried forward to future years

As of December 31, 2016, Foamix had approximately $50.1 million of net carry forward tax losses in Israel, which are available to reduce future taxable income with no limited period of use.

e.	Subsidiary tax liability

During 2016, 2015 and 2014, the US subsidiary incurred a tax expense in the amount of $387, $39 and $6, respectively.

f.	Deferred income taxes:

	December 31,
	2016	2015
In respect of:
Net operating loss carry forward	$11,512	$8,142
Research and development	4,147	1,773
Other	332	299
Less - valuation allowance	(15,991)	(10,214)
Net deferred tax assets	$-	$-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carry forward losses are expected to be available to reduce taxable income. As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

Deferred tax has not been provided on taxes that would apply in the event of disposal of the investments in the subsidiary, as it is the Company’s intention to hold this investment and not to realize it.

Foamix may incur an additional tax liability in the event of an inter-company dividend distribution from its subsidiary; no additional deferred taxes have been provided, since it is the Company’s policy not to distribute in the foreseeable future, dividends which would result in additional tax liability.

Following is a reconciliation of the theoretical tax benefit, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2016	2015	2014
Loss before income taxes	$28,949	$16,478	$11,478
Theoretical tax benefit on the above amount	(7,237)	(4,367)	(3,042)
Decrease (increase) in tax refund resulting from:
Reduction in corporate tax rate	1,965	-	-
Non-deductible expenses and other permanent differences, mainly share based compensation expenses, issuance costs and finance expenses on convertible loans and warrants	(491)	(585)	2,706
Net change in valuation allowance	5,777	3,973	1,757
Other	373	1,018	(1,415)
Actual tax expense	$387	$39	$6

g.	As of December 31, 2016, and December 31, 2015, the Company had not accrued a provision for uncertain tax positions.

h.	Roll forward of valuation allowance:

Balance at January 1, 2014	$4,484
Additions	1,757
Balance at December 31, 2014	$6,241
Additions	3,973
Balance at December 31, 2015	$10,214
Additions	5,777
Balance at December 31, 2016	$15,991